FINANCIAL ASSETS AND LIABILITIES - Bank loans and bonds (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Bank loans and bonds
Total bank loans and bonds	$ 9,992	$ 11,103
Overdrawn amount	201	0	$ 0
Loan 8.75-10.0%
Bank loans and bonds
Total bank loans and bonds	2,271	2,474
Notes 5.2-5.95%
Bank loans and bonds
Total bank loans and bonds	1,554	1,554
Notes 3.95-4.95%
Bank loans and bonds
Total bank loans and bonds	1,500	1,500
Loan 1.9-2.75%
Bank loans and bonds
Total bank loans and bonds	$ 732	$ 752
Notes 7.5%
Bank loans and bonds
Interest rate (as a percent)	7.50%	7.50%
Total bank loans and bonds	$ 628	$ 628
Syndicated Loan- 2.25%
Bank loans and bonds
Total bank loans and bonds		250
Syndicated Loan - Average Bank Deposit Rate
Bank loans and bonds
Total bank loans and bonds	156
Syndicated loan (Algeria)
Bank loans and bonds
Total bank loans and bonds	$ 128	$ 131
Notes 9%
Bank loans and bonds
Interest rate (as a percent)	9.00%	9.00%
Total bank loans and bonds		$ 208
Loan 1.72%
Bank loans and bonds
Interest rate (as a percent)	1.72%	1.72%
Total bank loans and bonds	$ 143	$ 159
Notes 6.25-7.25%
Bank loans and bonds
Total bank loans and bonds	1,200	1,200
Eurobonds
Bank loans and bonds
Total bank loans and bonds	377	543
Loan 0.35-0.9%
Bank loans and bonds
Total bank loans and bonds	322	379
Loan 1.9%
Bank loans and bonds
Total bank loans and bonds	$ 162	$ 212
Senior Notes
Bank loans and bonds
Interest rate (as a percent)	8.60%	8.60%
Total bank loans and bonds	$ 300	$ 300
Other debt
Bank loans and bonds
Total bank loans and bonds	519	813
Overdrawn amount	$ 201	$ 0
Minimum | Loan 8.75-10.0%
Bank loans and bonds
Interest rate (as a percent)	8.75%	8.75%
Minimum | Notes 5.2-5.95%
Bank loans and bonds
Interest rate (as a percent)	5.20%	5.20%
Minimum | Notes 3.95-4.95%
Bank loans and bonds
Interest rate (as a percent)	3.95%	3.95%
Minimum | Notes 6.25-7.25%
Bank loans and bonds
Interest rate (as a percent)	6.25%	6.25%
Minimum | Eurobonds
Bank loans and bonds
Interest rate (as a percent)	7.75%	7.75%
Maximum | Loan 8.75-10.0%
Bank loans and bonds
Interest rate (as a percent)	10.00%	10.00%
Maximum | Notes 5.2-5.95%
Bank loans and bonds
Interest rate (as a percent)	5.95%	5.95%
Maximum | Notes 3.95-4.95%
Bank loans and bonds
Interest rate (as a percent)	4.95%	4.95%
Maximum | Notes 6.25-7.25%
Bank loans and bonds
Interest rate (as a percent)	7.25%	7.25%
1m LIBOR | Syndicated Loan- 2.25%
Bank loans and bonds
Spread on interest rate basis (as a percent)	2.25%	2.25%
6m LIBOR | Loan 1.9%
Bank loans and bonds
Spread on interest rate basis (as a percent)	1.90%	1.90%
3m EURIBOR | Minimum | Loan 1.9-2.75%
Bank loans and bonds
Spread on interest rate basis (as a percent)	1.90%	1.90%
3m EURIBOR | Maximum | Loan 1.9-2.75%
Bank loans and bonds
Interest rate (as a percent)	2.75%	2.75%
6m KIBOR | Minimum | Loan 0.35-0.9%
Bank loans and bonds
Spread on interest rate basis (as a percent)	0.35%	0.35%
6m KIBOR | Maximum | Loan 0.35-0.9%
Bank loans and bonds
Interest rate (as a percent)	0.90%	0.90%
Average bank deposit rate | Minimum | Syndicated Loan - Average Bank Deposit Rate
Bank loans and bonds
Interest rate (as a percent)	3.00%	3.00%
Average bank deposit rate | Maximum | Syndicated Loan - Average Bank Deposit Rate
Bank loans and bonds
Interest rate (as a percent)	4.25%	4.25%
Bank of Algeria re-discount rate | Syndicated loan (Algeria)
Bank loans and bonds
Spread on interest rate basis (as a percent)	2.00%	2.00%